SHEPMYERS INVESTMENT COMPANY


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS







                                  June 30, 1997




























                                  P.O. Box 339
                           Hanover, Pennsylvania 17331

                          Shepmyers Investment Company

                                  P.O. BOX 339

                           HANOVER, PENNSYLVANIA 17331



August 15, 1997



Dear Shareholder:

We are pleased to send you the Semi-Annual Report, which reflects the company's financial position as of June 30, 1997.

During the first six months of 1997, the U.S. economy has delivered a near perfect combination of low inflation, low unemployment and moderate growth. Optimism has been further fueled by better than expected progress in Federal budget deficit reduction and by Congressional agreement to reduce the capital gains tax rates. The Federal Reserve has stayed on the sidelines since raising short-term interest rates 0.25% in March. Despite very solid employment conditions, wage pressures have been subdued and overall inflation remains near a 30 year low. As a result, the yield on the Municipal Bond Buyer Index has declined from 5.66% at year-end 1996 to 5.53% as of June 30, 1997.

We maintain our long-standing emphasis on managing a well diversified portfolio of high quality municipal securities. As of June 30, 1997 our portfolio had an average maturity of 5.92 years with the longest maturity being 16 years. In addition, over 89% of the assets were rated "AA-" or higher by either Standard and Poor's or Moody's Investor Services, Inc. None of the securities in the portfolio received less than an "A" rating by either of the two rating agencies.

We appreciate the confidence you have shown in the Board and welcome your comments.

Sincerely,

/s/ Paul E. Spears
------------------
Paul E. Spears
President and Chairman of the Board


PES/sk

                       STATEMENT OF ASSETS AND LIABILITIES

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1997
                                   (unaudited)

ASSETS
------

Investments at market value - (cost  $15,236,105)                    $15,717,269
Cash                                                                       1,000
Accrued interest receivable                                              242,317
Prepaid expenses                                                           2,310
                                                                     -----------

          TOTAL ASSETS                                                15,962,896
                                                                     -----------

LIABILITIES
-----------

Investment purchases payable                                             450,000
Dividends declared - Note 2                                              230,471
Accrued liabilities - Note 3                                              36,330
                                                                     -----------

          TOTAL LIABILITIES                                              716,801
                                                                     -----------

          NET ASSETS at market, applicable to
          768,238 outstanding common shares,
          equivalent to $19.85 a share -  Note  5                    $15,246,095
                                                                     ===========


See notes to financial statements.

                                   INVESTMENTS

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1997
                                   (unaudited)

 Principal
  Amount                           Description                                   Market Value
  ------                           -----------                                   ------------


                             HOUSING FINANCE AGENCY BONDS - 7.37%
 $130,000 Minnesota Housing Finance Agency, 6.80%, due
          1/1/99, callable 1/1/96 at 102                                           $  134,394
  190,000 Massachusetts Housing Finance Agency, 6.75%,
          due 6/1/99, callable 12/1/96 at 102                                         195,700
  300,000 Virginia State Housing Authority, 7.15%, due
          7/1/99                                                                      311,250
  100,000 Oregon State Housing and Community Service
          Department, Single Family Mortgage, 4.20%,
          due 7/1/99                                                                   99,650
  400,000 Pennsylvania Housing Finance System, Single
          Family Mortgage, Series S, 7.25%, due
          10/1/03                                                                     418,000
                                                                                   ----------
                                     TOTAL HOUSING FINANCE AGENCY BONDS             1,158,994
                                                                                   ----------


                               GENERAL OBLIGATION BONDS - 49.60%

  550,000 Maricopa County, Arizona, 6.80%, due 7/1/03,
          Pre-refunded 7/1/97 at 101                                                  555,500
  200,000 Vermont Muni Bond Bank, 6.50%, due 12/1/97                                  202,180
  300,000 New Mexico State Severance, 5.20%, due 7/1/01
          callable, 7/1/99 at 100                                                     304,080
  200,000 Port Corpus Christi, Texas, 4.40%, due
          2/1/98                                                                      200,360
  250,000 Wisconsin, 6.40%, due 5/1/00, pre-refunded
          5/1/98 at 101                                                               257,025
  640,000 Commonwealth of Pennsylvania, First Series,
          6.60%, due 6/1/01, pre-refunded 6/1/98 at
          101                                                                         676,480
  175,000 Birmingham, Alabama, 7.00%, due 7/1/98                                      180,197
  200,000 Dade County, Florida, Public Improvement,
          Series 1, 6.80%, due 7/1/99, callable 7/1/89
          at 102.75 (MBIA)                                                            201,820
  300,000 New Hampshire, 6.50%, due 10/1/99                                           313,590
  300,000 Dauphin County, Pennsylvania, 4.90%, due
          3/15/00                                                                     303,030

 See notes to financial statements.

                           SHEPMYERS INVESTMENT COMPANY

                                   JUNE 30, 1997
                                    (unaudited)

 Principal
  Amount                            Description                                  Market Value
  ------                            -----------                                  ------------

                         GENERAL OBLIGATION BONDS - 49.60% - Continued
 $200,000 Pleasant Valley Pennsylvania School District,
          6.00%, due 3/15/07, pre-refunded 3/15/00 at
          100 (MBIA)                                                                 $207,840
  350,000 Montgomery County Pennsylvania, 5.20%, due
          10/15/07, pre-refunded 10/15/00 at 100                                      358,120
  500,000 Washington Suburban Sanitation District,
          Maryland Water Supply, 6.80%, due 6/1/05,
          pre-refunded 11/1/01 at 102                                                 548,050
  215,000 Utah State Municipal Finance Coop, Salt Lake,
          6.90% due 3/1/02, callable 3/1/00 at 100
          (LOC - Government Revenue Pool)                                             230,975
  155,000 Cambria County Pennsylvania, 5.20%, due
          8/15/02 (FGIC)                                                              158,457
  300,000 Haverford Township Pennsylvania School
          District, (Delaware County), 6.00%, due
          6/1/09, pre-refunded 6/1/04 at 100 (FGIC)                                   322,050
  350,000 Erie County Pennsylvania, 4.90%, due 7/1/04                                 350,665
  250,000 Wissahickon Pennsylvania School District,
          4.75%, due 11/15/05, callable 11/15/02 at
          100                                                                         250,475
  510,000 Indiana Municipal Bond Bank, 6.75%, due
          1/1/06 (LOC Sumitoma Bank, Ltd.), callable
          1/1/01 at 102                                                               547,383
  225,000 Wilkes-Barre Pennsylvania School District,
          (Luzerne County), 6.00%, due 4/1/08, callable
          10/1/04 at 100 (FGIC)                                                       239,377
  210,000 Delaware County, Pennsylvania, 5.35%, due
          10/1/08, callable 10/1/06 at 100 (MBIA)                                     214,851
  200,000 Seneca Valley Pennsylvania School District,
          5.50%, due 2/15/09, callable 8/15/05 at 100                                 206,100
  290,000 Ephrata Pennsylvania School District, 5.40%,
          due 10/1/09, callable 10/15/01 at 100 (FGIC)                                295,916
  200,000 Connecticut State, 5.30%, due 10/15/10                                      202,280
  210,000 Beaver County, Pennsylvania, 5.30%, due
          10/1/10, callable 10/1/06 at 100 (MBIA)                                     215,607
  250,000 Commonwealth of Pennsylvania, 5.375%, due
          4/15/12                                                                     252,550
                                                                                   ----------
                                     TOTAL GENERAL OBLIGATION BONDS                 7,794,958
                                                                                   ----------


 See notes to financial statements.

                           SHEPMYERS INVESTMENT COMPANY

                                   JUNE 30, 1997
                                    (unaudited)

 Principal
  Amount                            Description                                  Market Value
  ------                            -----------                                  ------------

                        SPECIAL OBLIGATION BONDS - 3.36%
 $225,000 Connecticut State Special Tax Obligation,
          6.80%, due 10/1/97                                                         $226,552
  300,000 Pennsylvania Intergovernmental Coop Authority
          (City of Philadelphia), Special Tax Revenue,
          4.70%, due 6/15/01                                                          301,410
                                                                                   ----------
                                     TOTAL SPECIAL OBLIGATION BONDS                   527,962
                                                                                   ----------


                             REVENUE BONDS - 37.00%

  325,000 Knoxville, Tennessee Water Revenue, 6.70%,
          due 11/1/03, pre-refunded 11/1/97 at 102                                    334,392
  150,000 Memphis Airport Authority, Shelby County
          Tennessee, 4.25%, due 2/15/98                                               150,165
  245,000 Kenton County Kentucky, School District
          Finance Corporation School Buildings, 4.25%,
          due 7/1/98                                                                  245,343
  275,000 Fort Wayne, Indiana, Hospital Revenue Bond,
          6.60%, due 7/1/98, callable 7/1/96 at 102                                   282,095
  500,000 Hillsborough County Florida Aviation
          Authority, (Tampa International Airport),
          4.25%, due 10/1/98                                                          501,000
  300,000 West Chester Pennsylvania Area School
          District, 3.55%, due 12/1/98                                                297,450
  230,000 Intermountain Power Agency, Utah, 6.80%, due
          7/1/02, callable 1/1/97 at 102                                              234,945
  300,000 Pennsylvania State Certificates of
          Participation, Lease Revenue, 4.90%, due
          7/1/02                                                                      302,550
  250,000 Kane County, Illinois Public Buildings, Elgin
          College, 6.80%, due 12/1/02, callable 12/1/99
          at 100                                                                      263,875
  350,000 District of Columbia, Georgetown University,
          6.90%, due 4/1/04                                                           368,060

 See notes to financial statements.

                                        -4-

                           SHEPMYERS INVESTMENT COMPANY

                                   JUNE 30, 1997
                                    (unaudited)

 Principal
  Amount                            Description                                  Market Value
  ------                            -----------                                  ------------
                       REVENUE BONDS - 37.00% - Continued
 $450,000 Chester County Pennsylvania Health and
          Educational Authority, Main Line Facility
          Health System Revenue, 4.90%, due 5/15/04                                  $451,440
  175,000 State Public Schools Pennsylvania College
          Revenue (Harrisburg Community), 5.10%, due
          4/1/06 (MBIA)                                                               176,785
  200,000 Allegheny County, Pennsylvania Hospital
          Authority, (Children Hospital), 4.85%, due
          7/1/05 (MBIA)                                                               200,820
  250,000 Lancaster County Pennsylvania Vo-Tech School
          Authority, 6.50%, due 2/15/07, callable
          2/15/04 at 100                                                              270,275
  125,000 Fleetwood Pennsylvania Area School Authority,
          5.40%, due 4/1/08 (FGIC)                                                    128,188
  200,000 Lincoln Nebraska Electric System, 5.25%, due
          9/1/11                                                                      199,700
  125,000 East Penn Pennsylvania School District,
          5.45%, due 11/15/11 (MBIA)                                                  126,013
  350,000 Lancaster County Pennsylvania Area Sewer,
          5.50%, due 4/1/12 (MBIA)                                                    355,180
  200,000 Governor Mifflin Pennsylvania School
          District, 5.40%, due 9/15/12, callable
          9/15/03 at 100 (AMBAC)                                                      200,520
  450,000 Florida Board of Education, 5.30%, due
          6/1/13                                                                      450,000
  275,000 East Penn Pennsylvania School District,
          5.45%, due 11/15/13 (MBIA)                                                  276,623
                                                                                   ----------
                                     TOTAL REVENUE BONDS                            5,815,419
                                                                                   ----------


                         INDUSTRIAL REVENUE BONDS - .83%

  130,000 Chester County Pennsylvania Industrial
          Development Authority, Glenn Avenue
          Associates, 4.375%, due 11/15/98 (Guaranteed
          by Provident Mutual Life)                                                   130,338
                                                                                   ----------
                                     TOTAL INDUSTRIAL REVENUE BONDS                   130,338
                                                                                   ----------


 See notes to financial statements.

                           SHEPMYERS INVESTMENT COMPANY

                                   JUNE 30, 1997
                                    (unaudited)

 Principal
  Amount                                             Description                 Market Value
  ------                                             -----------                 ------------


                SHORT-TERM INVESTMENTS - at cost, approximating market - 1.84%
 $289,598 Muni Fund Portfolio of Municipal Funds for
          Temporary Investment                                                       $289,598
                                                                                  -----------
                                     TOTAL SHORT-TERM INVESTMENTS                     289,598
                                                                                   ----------

          TOTAL INVESTMENTS - 100.00% (cost $15,236,105)                          $15,717,269
                                                                                  ===========


 See notes to financial statements.

                              STATEMENT OF OPERATIONS

                           SHEPMYERS INVESTMENT COMPANY

                      FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                    (unaudited)

 INVESTMENT INCOME
 -----------------
          Interest                                                  $   430,355

 EXPENSES
 --------
          Investment advisory fees - Note 3                              12,500
          Custodian fees                                                  3,915
          Transfer and dividend disbursing agent fees                     1,650
          Legal and professional fees - Note 3                           15,850
          Officers' salaries and directors' fees - Note 3                14,550
          Capital stock tax                                               1,250
          Clerical                                                        1,250
          Insurance                                                       1,200
          Miscellaneous                                                   6,888
                                                                    -----------
                                                                         59,053
                   NET INVESTMENT INCOME                                371,302


 REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS - NOTE 4
 -----------------------------------------------------------

          Net realized gains on investment transactions                 15,439
          Net unrealized depreciation of investments                  ( 50,879)
                                                                    -----------
                                     NET LOSS ON INVESTMENTS          ( 35,440)
                                                                    -----------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   335,862
                                                                    ===========


 See notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                          SHEPMYERS INVESTMENT COMPANY

                                                 For the Six    For the Year
                                                Months Ended        Ended
                                                June 30, 1997   December 31,
                                                 (unaudited)        1996
                                                ------------    ------------
CHANGES RESULTING FROM OPERATIONS
---------------------------------
    Net investment income                       $    371,302    $    769,442
    Net realized gain/(loss) from
      investment transactions                         15,439          16,057
    Net unrealized (depreciation) of
      investments                                   ( 50,879)       (180,868)
                                                ------------    ------------
                   Net increase in net assets
                   resulting from operations         335,862         604,631

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
    Dividends from net investment income            (645,320)       (793,590)
                                                ------------    ------------
         Total increase/(decrease) in net
           assets                                   (309,458)        188,959

NET ASSETS
----------
    Beginning of year                             15,555,553      15,744,512
                                                ------------    ------------

    End of period/year (including undistrib-
      uted net investment income of
      $23,002 and $297,020, respectively)       $ 15,246,095    $ 15,555,553
                                                ============    ============


See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                          SHEPMYERS INVESTMENT COMPANY

                                                                   For the Six
                                                                   Month period
                                                                      Ended
                                                                  -------------
                                                                  June 30, 1997
                                                                  -------------
                                                                   (unaudited)
PER SHARE DATA (for a share outstanding
 throughout the indicated year/period)
Net asset value, beginning of year                                 $     20.25
  Income from operations:
       Investment income                                                   .56
       Expenses                                                            .08
                                                                   -----------
  Net investment income                                                    .48
  Net realized and unrealized
       gain/(loss) on investments                                         (.04)
                                                                   -----------
Total from investment operations                                           .44
                                                                   -----------
Less distributions:
  Dividends from net investment
       income                                                             (.84)
  Distributions from net realized
       investment transactions                                            --
                                                                   -----------
Total distributions                                                       (.84)
                                                                   -----------
Net asset value, end of year/period                                $     19.85
                                                                   ===========

TOTAL RETURN BASED ON NET ASSET VALUE (1)                                 2.22%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year/period
       (in thousands)                                              $    15,246
  Ratio of expenses to average
       net assets                                                          .39%
  Ratio of net investment income
       to average net assets                                              2.44%
  Portfolio turnover rate                                                 6.69%
  Number of shares outstanding at
       end of year/period                                              768,238



                                                                             For the Year Ended December 31,
                                                       ---------------------------------------------------------------------------
                                                           1996            1995           1994             1993           1992
                                                           ----            ----           ----             ----           ----


PER SHARE DATA (for a share outstanding
 throughout the indicated year/period)
Net asset value, beginning of year                     $     20.49     $     19.81     $     20.82     $     20.82     $     20.65
  Income from operations:
       Investment income                                      1.15            1.16            1.15            1.19            1.27
       Expenses                                                .15             .14             .15             .14             .14
                                                       -----------     -----------     -----------     -----------     -----------
  Net investment income                                       1.00            1.02            1.00            1.05            1.13
  Net realized and unrealized
       gain/(loss) on investments                             (.21)            .67            (.95)            .11             .26
                                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations                               .79            1.69             .05            1.16            1.39
                                                       -----------     -----------     -----------     -----------     -----------
Less distributions:
  Dividends from net investment
       income                                                (1.03)          (1.01)          (1.06)          (1.13)          (1.21)
  Distributions from net realized
       investment transactions                                --              --              --              (.03)           (.01)
                                                       -----------     -----------     -----------     -----------     -----------
Total distributions                                          (1.03)          (1.01)          (1.06)          (1.16)          (1.22)
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, end of year/period                    $     20.25     $     20.49     $     19.81     $     20.82     $     20.82
                                                       ===========     ===========     ===========     ===========     ===========

TOTAL RETURN BASED ON NET ASSET VALUE (1)                     3.80%           8.58%            .10%           5.57%           6.73%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year/period
       (in thousands)                                  $    15,556     $    15,745     $    15,220     $    15,994     $    15,993
  Ratio of expenses to average
       net assets                                              .75%            .72%            .73%            .67%            .66%
  Ratio of net investment income
       to average net assets                                  4.99%           5.10%           5.02%           5.14%           5.55%
  Portfolio turnover rate                                    12.61%          11.00%          12.68%          14.92%          13.09%
  Number of shares outstanding at
       end of year/period                                  768,238         768,238         768,238         768,238         768,238


(1) Total return based on market price has not been disclosed due to lack of market price information.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1997


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management company and intends to meet the requirements of a regulated investment company as defined under Subchapter M of the Internal Revenue Code. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

The Company's investment objective is to seek a high level of income and capital gains, net of federal income tax as is consistent with the preservation of capital. The Company will invest primarily in tax-exempt obligations, but may also own taxable obligation, preferred stock (including convertible preferred stock), other fixed-income securities and common stocks (including warrants and rights to purchase common stock). The relative proportions of the types of the Company's portfolio securities will vary from time to time but not less than 50% of the portfolio will be invested in obligations issued by states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations, the interest on which is exempt from federal income tax in the opinion of bond counsel to the issuers.

Valuation of Investments: Investments are valued based on prices furnished by an independent pricing service. This service determines the valuations based on valuations for normal institutional size trading units of debt securities. In most instances, these valuations represent the mean between the most recently quoted bid and ask prices. In the event that market quotations are not readily available, securities are valued at their fair value by the investment advisor under the supervision and responsibility of the Company's Board of Directors. These valuations are believed to accurately reflect the fair market value of such securities.

Recording Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date).
Dividends and distributions to shareholders are recorded on the declaration date.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1997


Determination of Realized Gains or Losses from Investment Transactions: Realized gains or losses from investment transactions are calculated on the identified cost basis.

Federal Income Tax: It is the Company's policy to comply with the requirements of the Internal Revenue code applicable to regulated investment companies and to distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for Federal income taxes.

Investment Income: The Company records interest income on the accrual basis. In computing net investment income, the Company amortizes premium over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Original issue discount is accreted over the life of the security.


NOTE 2 - DIVIDENDS

On both April 28 and June 16, 1997 the Board of Directors declared a cash dividend from net investment income of $.15 per share. The dividends are payable on July 1, 1996 and October 1, 1996 to shareholders of record on June 3, 1997 and September 1, 1997, respectively.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH
AFFILIATES

The Investment Advisory agreement provides that the Company will pay to the Investment Advisor, as compensation for services provided, a fee at an annual rate of $25,000. At June 30, 1997, $6,250 is payable.

An officer of the Company is a partner in a law firm that provides legal services to the Company. Fees for these services aggregated $8,500 for the six months ended June 30, 1997, of which $4,250 is payable at June 30, 1997.

The Board of Directors has resolved that each director be paid $250 per meeting attended plus an annual fee of $600, and that the Chairman of the Board be paid an annual consulting fee of $15,000 and other officers an annual salary of $100 from the

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1997

income of the Company as compensation for their services. Directors and officers are reimbursed by the Company for out-of-pocket expenses incurred in attending meetings of the Board of Directors.


NOTE 4 - COST, PURCHASES, AND SALES OF SECURITY INVESTMENTS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $1,249,000 and $1,010,000, respectively, during the six months ended June 30, 1997.

At June 30, 1997, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $481,164 (aggregate gross unrealized appreciation of $484,064 less aggregate gross unrealized depreciation of $2,900).


NOTE 5 - COMPONENTS OF NET ASSETS

The components of net assets at June 30, 1997 are as follows:

   Common Stock--par value $.50 per share,
        768,238 shares issued and outstanding,
        (2,000,000 shares authorized); and
        capital paid-in                                             $14,723,326
   Undistributed net investment income                                   23,002
   Undistributed net realized gains on
        investment transactions                                          18,603
   Net unrealized appreciation of investments                           481,164
                                                                    -----------
                              NET ASSETS                            $15,246,095
                                                                    ===========

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

     The matters described below were submitted to a vote of shareholders of Shepmyers Investment Company (the "Company") at an Annual Meeting of Shareholders held on April 28, 1997 (the "Meeting"):

     Matter 1 - Election of Directors: At the Meeting, Paul E. Spears, Gordon P. King, Lawrence S. DeVan, John M. Fuss, Ralph E. Lemmon, Jr., Robert P. Myers, Paul Frey Spears, John F. Thompson, III and C. Daniel Weber, constituting the entire Board of Directors, were elected to hold office until the next Annual Meeting of Shareholders and until his successor is elected and qualified.

     The following shares were voted for, against or abstained in the election of directors:

                                  For      Against  Abstain
                                  ---      -------  -------

     Paul E. Spears             571,656      1         0
     Gordon P. King             571,656      1         0
     Lawrence S. DeVan          525,693      45,964    0
     John M. Fuss               571,656      1         0
     Ralph E. Lemmon, Jr.       571,656      1         0
     Robert P. Myers            571,656      1         0
     Paul Frey Spears           571,656      1         0
     John F. Thompson, III      571,656      1         0
     C. Daniel Weber            571,656      1         0

     Matter 2 - Approval of the Continuation of the Existing Advisory Agreement between the Company and Rittenhouse Financial Services, Inc. ("RFS") until April 30, 1998:

         The Company's directors, including a majority of the Company's disinterested directors, voted to approve the continuation of the existing advisory agreement between the Company and RFS until April 30, 1998 and to recommend its approval by the shareholders of the Company at the Meeting.

         The number of shares cast in favor of the resolution approving the continuation of the existing advisory agreement was 570,257. The number of votes cast against such resolution was zero. The number of votes abstaining was 1,400.

         Matter 3 - Ratification of Selection of Ernst & Young, LLP ("Ernst & Young") as the Company's Independent Certified Public Accountants for the Year Ending December 31, 1997:

         Ernst & Young, the Company's auditors beginning in 1978, were selected as independent certified public accountants for the Company for the year ending December 31, 1997 by a majority of the members of the Company's Board of Directors who are not "interested persons" of the Company. The ratification of the selection of independent certified public accountants was submitted to the Company's shareholders at the Meeting.

         The number of shares cast in favor of the resolution ratifying the Board's selection of Ernst & Young as the Company's independent certified public accountants was 571,257. The number of shares cast against such resolution was
200. The number of shares abstaining was 200.

                               CORPORATE DIRECTORY



DIRECTORS AND OFFICERS
----------------------

P.E. Spears*
     President and Chairman of the Board

G.P. King*
     Vice President and Treasurer

W.B. McConnel, III
     Secretary

L.S. DeVan*
J.M. Fuss*
R.E. Lemmon, Jr.*
R.P. Myers*
P.F. Spears*
J.F. Thompson, III*
C.D. Weber*
                                               *Director

AUDITOR
-------

Ernst & Young, LLP
     Reading, Pennsylvania

COUNSEL
-------

Drinker Biddle & Reath LLP
     Philadelphia, Pennsylvania

INVESTMENT ADVISOR
------------------

Rittenhouse Financial Services, Inc.
     Radnor, Pennsylvania

CUSTODIAN, TRANSFER AGENT, REGISTRAR & DIVIDEND DISBURSING AGENT
----------------------------------------------------------------

Investors Trust Company
     Wyomissing, Pennsylvania